SCHWAB CAPITAL TRUST

Schwab® International Opportunities Fund
(the fund)
Supplement dated March 31, 2023, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the
Statutory Prospectus and SAI.
Effective March 31, 2023, all references to Daniel Piquet in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG120752-00 (03/23)
00285568